11. NOTES PAYABLE (Tables)	6 Months Ended
Jun. 30, 2013
Notes Payable Tables
Future required principal payments
Year ending December 31,
2013	$18,000
2014	19,000
2015	3,940,000
2016	20,000
2017	21,000
Thereafter	8,000
Total future principal payments	$4,026,000